UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Floor
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

MUHLENKAMP FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 75.1%
Airlines - 2.6%
Delta Air Lines, Inc.	100,000	$5,783,000
Automobiles - 0.4%
Thor Industries, Inc.	9,700	811,890
Biotechnology - 7.7%
Biogen, Inc. (a)	12,500	4,416,375
Celgene Corporation (a)	54,000	4,832,460
Gilead Sciences, Inc.	104,000	8,029,840
		17,278,675
Capital Markets - 2.1%
Federated Investors, Inc. - Class B	200,000	4,824,000
Chemicals - 6.3%
Celanese Corporation - Series A	78,000	8,892,000
DowDuPont, Inc.	82,900	5,331,299
		14,223,299
Computers & Peripherals - 7.1%
Apple, Inc. (c)	70,587	15,934,309
Electrical Equipment - 2.3%
Acuity Brands, Inc.	33,200	5,219,040
Health Care Providers & Services - 13.0%
Express Scripts Holding Company (a)	98,609	9,368,841
McKesson Corporation	56,500	7,494,725
UnitedHealth Group, Inc.	47,000	12,503,880
		29,367,446
IT Services - 8.2%
Alliance Data Systems Corporation	55,225	13,041,936
Cognizant Technology Solutions Corporation - Class A	71,110	5,486,136
		18,528,072
Oil, Gas & Consumable Fuels - 5.7%
Cameco Corporation (b)	670,000	7,638,000
GasLog Partners LP (b)	95,000	2,375,000
Golar LNG Partners LP (b)	192,200	2,754,226
		12,767,226
Pharmaceuticals - 2.1%
Jazz Pharmaceuticals PLC (a) (b)	28,151	4,733,028
Semiconductors & Semiconductor Equipment - 2.4%
Microchip Technology, Inc.	69,800	5,507,918
Software - 6.7%
Microsoft Corporation	132,337	15,135,383
Specialty Retail - 4.2%
AutoZone, Inc. (a)	8,165	6,333,591
GameStop Corporation - Class A	200,690	3,064,536
		9,398,127
Trading Companies & Distributors - 4.3%
Rush Enterprises, Inc. - Class A	247,688	9,736,615
Total Common Stocks
(Cost $108,720,980)		169,248,028

EXCHANGE TRADED FUNDS - 3.4%
SPDR Gold Shares (a)
Total Exchange Traded Funds
(Cost $8,236,558)	68,075	7,676,137

SHORT-TERM INVESTMENTS - 20.0%
First American Government Obligations Fund - Class X, 1.98% (d)
Total Money Market Funds
(Cost $45,082,622)	45,082,622	45,082,622

TOTAL INVESTMENTS
(Cost $162,040,160) - 98.5%		222,006,787
Other Assets in Excess of Liabilities - 1.5%		3,486,008
TOTAL NET ASSETS - 100.0%		$225,492,795

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on September 30, 2018 was $15,934,309.
(d)	The rate shown is the annualized seven day effective yield as of September 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Notional Amount	Value
WRITTEN CALL OPTIONS - (0.0)%
Apple, Inc.
Expiration January 2019, Exercise Price $210.00
Total Written Call Options
(Premiums received $55,449)	50	$1,128,700	$107,750

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$169,248,048	$—	$—	$169,248,048
Exchange-Traded Funds	7,676,137	—	—	7,676,137
Short-Term Investments	45,082,622	—	—	45,082,622
Total Investments in Securities	$222,006,807	$—	$—	$222,006,807

Liabilities:
Written Call Option	$—	$107,750	$—	$107,750

Refer to the Schedule of Investments for further information on the classification of investments.

Fair values of derivative instruments as of September 30, 2018:

	Asset Derivatives		Liability Derivatives
	Description	Fair Value	Description	Fair Value
Equity Contracts	None applicable.	$—	Written Call Option	$107,750
Total Derivative Instruments		$—		$107,750

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date                                             11/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date                                              11/26/2018

By (Signature and Title) /s/ Ryan L. Roell
Ryan L. Roell, Treasurer

Date                                               11/26/2018